Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets	¥ 14,695	¥ 3,159	¥ 5,318
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other non-interest expenses (Notes 5 and 26)
Real estate
Property, Plant and Equipment [Line Items]
Impairment of assets held for sale	¥ 363	¥ 5,468	¥ 173